                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

                                                                                    NUMBER OF
DESCRIPTION                                                                          SHARES                VALUE

COMMON STOCKS 99.0%
AEROSPACE & DEFENSE 1.8%
Precision Castparts Corp.                                                            117,837          $     9,074,627
United Technologies Corp.                                                            183,000               18,603,780
                                                                                                      ---------------
                                                                                                           27,678,407
                                                                                                      ---------------

AIR FREIGHT & COURIERS 0.5%
FedEx Corp.                                                                           85,000                7,985,750
                                                                                                      ---------------

APPAREL & ACCESSORIES 0.5%
Coach, Inc. (a)                                                                      126,000                7,135,380
                                                                                                      ---------------

APPAREL RETAIL 2.1%
Abercrombie & Fitch Co., Class A                                                     146,000                8,357,040
American Eagle Outfitters, Inc.                                                      230,000                6,796,500
Chico's FAS, Inc. (a)                                                                198,000                5,595,480
Pacific Sunwear of California, Inc. (a)                                              203,000                5,679,940
Urban Outfitters, Inc. (a)                                                           118,000                5,660,460
                                                                                                      ---------------
                                                                                                           32,089,420
                                                                                                      ---------------

APPLICATION SOFTWARE 1.2%
SAP AG - ADR (Germany)                                                               455,360               18,250,829
                                                                                                      ---------------

BIOTECHNOLOGY 5.2%
Amgen, Inc. (a)                                                                      524,000               30,502,040
Biogen Idec, Inc. (a)                                                                230,300                7,947,653
Celgene Corp. (a)                                                                    507,358               17,275,540
Cephalon, Inc. (a)                                                                   131,000                6,134,730
Gilead Sciences, Inc. (a)                                                            477,257               17,085,801
                                                                                                      ---------------
                                                                                                           78,945,764
                                                                                                      ---------------

CASINOS & GAMING 0.5%
Harrah's Entertainment, Inc.                                                         126,000                8,137,080
                                                                                                      ---------------

COMMUNICATIONS EQUIPMENT 5.5%
ADTRAN, Inc.                                                                         515,500                9,093,420
Andrew Corp. (a)                                                                     512,000                5,995,520
Cisco Systems, Inc. (a)                                                            1,281,000               22,917,090
Comverse Technology, Inc. (a)                                                        279,559                7,050,478
Corning, Inc. (a)                                                                    686,000                7,635,180
Juniper Networks, Inc. (a)                                                           320,054                7,060,391

Motorola, Inc.                                                                       482,000                7,215,540
QUALCOMM, Inc.                                                                       356,000               13,047,400
Research in Motion, Ltd. (Canada) (a)                                                 53,753                4,107,804
                                                                                                      ---------------
                                                                                                           84,122,823
                                                                                                      ---------------

COMPUTER HARDWARE 5.3%
Dell, Inc. (a)                                                                     1,241,986               47,717,102
International Business Machines Corp.                                                370,000               33,810,600
                                                                                                      ---------------
                                                                                                           81,527,702
                                                                                                      ---------------

COMPUTER STORAGE & PERIPHERALS 1.1%
EMC Corp. (a)                                                                      1,280,000               15,769,600
Lexmark International, Inc., Class A (a)                                              17,481                1,397,956
                                                                                                      ---------------
                                                                                                           17,167,556
                                                                                                      ---------------

CONSTRUCTION & FARM MACHINERY 0.5%
Deere & Co.                                                                          110,346                7,407,527
                                                                                                      ---------------

CONSUMER FINANCE 2.1%
American Express Co.                                                                 427,988               21,985,744
Capital One Financial Corp.                                                          146,000               10,916,420
                                                                                                      ---------------
                                                                                                           32,902,164
                                                                                                      ---------------

DATA PROCESSING & OUTSOURCING SERVICES 2.3%
Affiliated Computer Services, Inc., Class A (a)                                      111,000                5,909,640
Automatic Data Processing, Inc.                                                      509,000               22,879,550
First Data Corp.                                                                     156,000                6,132,360
                                                                                                      ---------------
                                                                                                           34,921,550
                                                                                                      ---------------

DEPARTMENT STORES 0.4%
Nordstrom, Inc.                                                                      101,000                5,593,380
                                                                                                      ---------------

DISTILLERS & VINTNERS 1.0%
Brown-Forman Corp., Class B                                                          274,900               15,050,775
                                                                                                      ---------------

DIVERSIFIED BANKS 2.7%
Bank of America Corp.                                                                642,720               28,343,952
Wells Fargo & Co.                                                                    206,000               12,318,800
                                                                                                      ---------------
                                                                                                           40,662,752
                                                                                                      ---------------

DIVERSIFIED COMMERCIAL SERVICES 0.9%
Brinks Co.                                                                           169,000                5,847,400
Career Education Corp. (a)                                                           217,118                7,438,463
                                                                                                      ---------------
                                                                                                           13,285,863
                                                                                                      ---------------

DRUG RETAIL 1.9%
CVS Corp.                                                                            551,000               28,993,620
                                                                                                      ---------------

ELECTRICAL COMPONENTS & EQUIPMENT 1.3%
Ametek, Inc.                                                                         251,000               10,102,750

Rockwell Automation, Inc.                                                            178,000               10,081,920
                                                                                                      ---------------
                                                                                                           20,184,670
                                                                                                      ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS 0.4%
Mettler-Toledo International, Inc. (Switzerland) (a)                                 125,000                5,937,500
                                                                                                      ---------------

FOOTWEAR 0.3%
Reebok International Ltd.                                                            116,832                5,175,658
                                                                                                      ---------------

GENERAL MERCHANDISE STORES 1.4%
Target Corp.                                                                         424,000               21,208,480
                                                                                                      ---------------

HEALTH CARE DISTRIBUTORS 0.8%
DaVita, Inc. (a)                                                                     136,908                5,729,600
Lincare Holdings, Inc. (a)                                                           162,428                7,184,190
                                                                                                      ---------------
                                                                                                           12,913,790
                                                                                                      ---------------

HEALTH CARE EQUIPMENT 1.6%
Medtronic, Inc.                                                                      148,000                7,540,600
St. Jude Medical, Inc. (a)                                                           223,000                8,028,000
Zimmer Holdings, Inc. (a)                                                            121,000                9,415,010
                                                                                                      ---------------
                                                                                                           24,983,610
                                                                                                      ---------------

HEALTH CARE FACILITIES 0.5%
Manor Care, Inc.                                                                     191,000                6,944,760
                                                                                                      ---------------

HEALTH CARE SERVICES 2.9%
Caremark Rx, Inc. (a)                                                                340,000               13,525,200
Laboratory Corporation of America Holdings (a)                                       301,000               14,508,200
Medco Health Solutions, Inc. (a)                                                     173,000                8,575,610
Quest Diagnostics, Inc.                                                               70,000                7,359,100
                                                                                                      ---------------
                                                                                                           43,968,110
                                                                                                      ---------------

HOME IMPROVEMENT RETAIL 0.7%
Home Depot, Inc.                                                                     288,500               11,032,240
                                                                                                      ---------------

HOMEBUILDING 0.8%
D.R. Horton, Inc.                                                                    441,557               12,911,127
                                                                                                      ---------------

HOTELS 3.0%
Carnival Corp.                                                                       284,385               14,733,987
Marriott International, Inc., Class A                                                230,000               15,377,800
Starwood Hotels & Resorts Worldwide, Inc.                                            253,822               15,236,935
                                                                                                      ---------------
                                                                                                           45,348,722
                                                                                                      ---------------

HOUSEHOLD APPLIANCES 0.4%
Black & Decker Corp.                                                                  78,000                6,161,220
                                                                                                      ---------------

HOUSEHOLD PRODUCTS 3.1%
Clorox Co.                                                                           150,000                9,448,500

Procter & Gamble Co.                                                                 710,000               37,630,000
                                                                                                      ---------------
                                                                                                           47,078,500
                                                                                                      ---------------

HYPERMARKETS & SUPER CENTERS 2.1%
Wal-Mart Stores, Inc.                                                                638,000               31,970,180
                                                                                                      ---------------

INDUSTRIAL CONGLOMERATES 2.5%
General Electric Co.                                                                 259,664                9,363,484
Tyco International, Ltd. (Bermuda)                                                   861,000               29,101,800
                                                                                                      ---------------
                                                                                                           38,465,284
                                                                                                      ---------------

INDUSTRIAL MACHINERY 1.4%
Danaher Corp.                                                                        264,000               14,100,240
Ingersoll-Rand Co., Class A (Bermuda)                                                 85,500                6,810,075
                                                                                                      ---------------
                                                                                                           20,910,315
                                                                                                      ---------------

INTEGRATED OIL & GAS 0.9%
ConocoPhillips                                                                        43,000                4,637,120
Exxon Mobil Corp.                                                                     80,465                4,795,714
Total SA - ADR (France)                                                               38,189                4,476,896
                                                                                                      ---------------
                                                                                                           13,909,730
                                                                                                      ---------------

INTEGRATED TELECOMMUNICATION SERVICES 2.5%
Sprint Corp.                                                                       1,115,870               25,386,042
Verizon Communications, Inc.                                                         371,932               13,203,586
                                                                                                      ---------------
                                                                                                           38,589,628
                                                                                                      ---------------

INTERNET SOFTWARE & SERVICES 1.6%
Yahoo!, Inc. (a)                                                                     726,800               24,638,520
                                                                                                      ---------------

INVESTMENT BANKING & BROKERAGE 1.3%
Merrill Lynch & Co., Inc.                                                            356,000               20,149,600
                                                                                                      ---------------

IT CONSULTING & OTHER SERVICES 0.5%
Cognizant Technology Solutions Corp., Class A (a)                                    159,000                7,345,800
                                                                                                      ---------------

LEISURE PRODUCTS 0.4%
Brunswick Corp.                                                                      134,000                6,277,900
                                                                                                      ---------------

MANAGED HEALTH CARE 6.0%
Aetna, Inc.                                                                          247,494               18,549,675
Coventry Health Care, Inc. (a)                                                       247,936               16,894,359
Pacificare Health Systems (a)                                                        214,000               12,180,880
UnitedHealth Group, Inc.                                                             339,000               32,333,820
WellPoint Inc. (a)                                                                   100,900               12,647,815
                                                                                                      ---------------
                                                                                                           92,606,549
                                                                                                      ---------------

MOVIES & ENTERTAINMENT 1.1%
News Corp., Class A                                                                  720,000               12,182,400
Walt Disney Co.                                                                      162,000                4,654,260
                                                                                                      ---------------

                                                                                                      ---------------
                                                                                                           16,836,660
                                                                                                      ---------------

MULTI-LINE INSURANCE 0.9%
American International Group, Inc.                                                   149,480                8,282,687
Unitrin, Inc.                                                                        138,000                6,265,200
                                                                                                      ---------------
                                                                                                           14,547,887
                                                                                                      ---------------

OIL & GAS EQUIPMENT & SERVICES 0.5%
Baker Hughes, Inc.                                                                   173,000                7,696,770
                                                                                                      ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES 0.7%
J.P. Morgan Chase & Co.                                                              316,000               10,933,600
                                                                                                      ---------------

PACKAGED FOODS 1.7%
Hershey Foods Corp.                                                                  204,906               12,388,617
McCormick & Co., Inc.                                                                171,000                5,887,530
Wm. Wrigley Jr. Co.                                                                  112,737                7,392,165
                                                                                                      ---------------
                                                                                                           25,668,312
                                                                                                      ---------------

PERSONAL PRODUCTS 1.9%
Alberto-Culver Co.                                                                   163,628                7,831,236
Avon Products, Inc.                                                                  266,760               11,454,674
Gillette Co.                                                                         200,000               10,096,000
                                                                                                      ---------------
                                                                                                           29,381,910
                                                                                                      ---------------

PHARMACEUTICALS 11.0%
Abbott Laboratories                                                                  107,000                4,988,340
Allergan, Inc.                                                                       163,000               11,323,610
Barr Pharmaceuticals, Inc. (a)                                                       180,000                8,789,400
Forest Laboratories, Inc. (a)                                                        182,000                6,724,900
Johnson & Johnson (b)                                                                904,449               60,742,795
Pfizer, Inc.                                                                       1,172,000               30,788,440
Schering-Plough Corp.                                                              1,527,089               27,716,665
Wyeth                                                                                433,000               18,263,940
                                                                                                      ---------------
                                                                                                          169,338,090
                                                                                                      ---------------

SEMICONDUCTOR EQUIPMENT 0.8%
Applied Materials, Inc.                                                              751,900               12,218,375
                                                                                                      ---------------

SEMICONDUCTORS 2.6%
Analog Devices, Inc.                                                                 147,000                5,312,580
Intel Corp.                                                                        1,127,000               26,180,210
Linear Technology Corp.                                                              212,000                8,121,720
                                                                                                      ---------------
                                                                                                           39,614,510
                                                                                                      ---------------

SOFT DRINKS 1.5%
Pepsi Bottling Group, Inc.                                                           183,000                5,096,550
PepsiCo, Inc.                                                                        352,000               18,666,560
                                                                                                      ---------------
                                                                                                           23,763,110
                                                                                                      ---------------


SYSTEMS SOFTWARE 4.1%
Adobe Systems, Inc.                                                                  315,000               21,158,550
Computer Associates International, Inc.                                                6,281                  170,215
Microsoft Corp.                                                                    1,444,000               34,901,480
Symantec Corp. (a)                                                                   288,000                6,143,040
                                                                                                      ---------------
                                                                                                           62,373,285
                                                                                                      ---------------

THRIFTS & MORTGAGE FINANCE 0.3%
Fannie Mae                                                                            86,353                4,701,921
                                                                                                      ---------------

TOTAL LONG-TERM INVESTMENTS 99.0%
   (Cost $1,407,415,336)                                                                                1,517,644,665

REPURCHASE AGREEMENT 1.2%
Bank of America Securities LLC ($17,803,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest
rate of 2.75%, dated 03/31/05, to be sold on 04/01/05 at $17,804,360)                                 $    17,803,000
                                                                                                      ---------------
   (Cost $17,803,000)

TOTAL INVESTMENTS 100.2%
   (Cost $1,425,218,336)                                                                                1,535,447,665

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                                                               (3,261,562)
                                                                                                      ---------------

NET ASSETS 100.0%                                                                                     $ 1,532,186,103
                                                                                                      ---------------


     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR - American Depositary Receipt

Futures Contrats outstanding as of March 31, 2005


                                                                                  UNREALIZED
                                                                                 APPRECIATION/
                                                                 CONTRACTS        DEPRECIATION
       LONG CONTRACTS:

        S&P 500 Index Futures, June 2005 (Current Notional
        Value of $295,975 per contract)                                  47        $ (347,448)
                                                                ===========        ===========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005